4. Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Summary of premises and equipment
(Dollars in thousands)
	2015	2014

Land	$3,669	3,681
Buildings and improvements	15,889	15,864
Furniture and equipment	19,462	18,442

Total premises and equipment	39,020	37,987

Less accumulated depreciation	22,044	20,987

Total net premises and equipment	$16,976	17,000